UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     November 05, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $1,659,943 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100    33477   645650 SH       SOLE                   568350             77300
Accenture Ltd.              COM                 G1150G111    19029  1492500 SH       SOLE                  1315000            177500
ADC Telecommunications      COM                 000886101      733   210000 SH       DEFINED 01             210000
ADC Telecommunications      COM                 000886101    10525  3015700 SH       SOLE                  2655000            360700
Albertson's Inc.            COM                 013104104    63734  1999200 SH       SOLE                  1759200            240000
Albertson's Inc.            COM                 013104104     6854   215000 SH       DEFINED 01             215000
American International GroupCOM                 026874107   109893  1408891 SH       SOLE                  1235717            173174
American International GroupCOM                 026874107     4228    54210 SH       DEFINED 01              54210
American Standard Companies COM                 029712106    57816  1051200 SH       SOLE                   926000            125200
American Standard Companies COM                 029712106     5500   100000 SH       DEFINED 01             100000
Apogent Technologies Inc.   COM                 03760A101     2390   100000 SH       DEFINED 01             100000
Apogent Technologies Inc.   COM                 03760A101    30212  1264100 SH       SOLE                  1144100            120000
Baker Hughes Inc.           COM                 057224107    12133   419100 SH       SOLE                   369500             49600
Brunswick Corp.             COM                 117043109    33585  2039150 SH       SOLE                  1789850            249300
Cablevision Systems Cl A    COM                 12686C109    14247   348000 SH       SOLE                   307000             41000
Canadian Natl Ry Co.        COM                 136375102    38031   999500 SH       SOLE                   999500
Citigroup Inc.              COM                 172967101    91208  2252045 SH       SOLE                  1987019            265026
Citigroup Inc.              COM                 172967101     8100   200000 SH       DEFINED 01             200000
Cooper Cameron Corp.        COM                 216640102    28143   858030 SH       SOLE                   752730            105300
CVS Corporation             COM                 126650100    52532  1582300 SH       SOLE                  1393600            188700
CVS Corporation             COM                 126650100     6640   200000 SH       DEFINED 01             200000
Diebold Inc.                COM                 253651103     6477   170000 SH       DEFINED 01             170000
Dow Chemical                COM                 260543103    29258   893100 SH       SOLE                   788400            104700
Eastman Chemical Company    COM                 277432100    34959   963050 SH       SOLE                   856050            107000
Eaton Corp.                 COM                 278058102    31476   531600 SH       SOLE                   465300             66300
El Paso Corp.               COM                 28336L109    44932  1081400 SH       SOLE                   911600            169800
Fox Entertainment Group Inc.COM                 35138T107    29425  1540600 SH       SOLE                  1339600            201000
Goldman Sachs Group Inc.    COM                 38141G104    56409   790600 SH       SOLE                   693200             97400
Honeywell International Inc.COM                 438516106     1320    50000 SH       DEFINED 01              50000
Honeywell International Inc.COM                 438516106    25650   971600 SH       SOLE                   855200            116400
Household Intl Inc.         COM                 441815107   109575  1943512 SH       SOLE                  1675212            268300
Household Intl Inc.         COM                 441815107     5638   100000 SH       DEFINED 01             100000
Illinois Tool Works         COM                 452308109    69274  1280250 SH       SOLE                  1129750            150500
Ingersoll-Rand Co.          COM                 456866102    20463   605400 SH       SOLE                   531800             73600
Koninklijke Philips ElectronCOM                 500472303    33341  1727522 SH       SOLE                  1514822            212700
Minnesota Mining & Mfg      COM                 604059105    67355   684500 SH       SOLE                   602800             81700
Minnesota Mining & Mfg      COM                 604059105     9840   100000 SH       DEFINED 01             100000
Motorola Inc.               COM                 620076109    16077  1030600 SH       SOLE                   907500            123100
Nasdaq 100 Shares           COM                 631100104     2898   100000 SH       DEFINED 01             100000
National-Oilwell Inc.       COM                 637071101     2900   200000 SH       DEFINED 01             200000
Primedia Inc.               COM                 74157K101      767   326400 SH       SOLE                   326400
Procter & Gamble Co.        COM                 742718109    64805   890300 SH       SOLE                   782900            107400
Schlumberger Ltd.           COM                 806857108    21253   465050 SH       SOLE                   407450             57600
SPX Corp.                   COM                 784635104    44708   539300 SH       SOLE                   476200             63100
SPX Corp.                   COM                 784635104     3938    47500 SH       DEFINED 01              47500
Stat Oil ASA                COM                 85771P102      646   100000 SH       SOLE                   100000
Stilwell Financial Inc.     COM                 860831106    26770  1372800 SH       SOLE                  1208500            164300
Tyco Intl Ltd.              COM                 902124106    60225  1323630 SH       SOLE                  1161030            162600
Univision Communications - ACOM                 914906102     3442   150000 SH       DEFINED 01             150000
Viacom Inc Cl B             COM                 925524308    58589  1698220 SH       SOLE                  1496520            201700
Viacom Inc Cl B             COM                 925524308     6900   200000 SH       DEFINED 01             200000
Walt Disney Co.             COM                 254687106    35069  1883400 SH       SOLE                  1657900            225500
Walt Disney Co.             COM                 254687106     2048   110000 SH       DEFINED 01             110000
Wells Fargo & Co.           COM                 949746101    34264   770850 SH       SOLE                   667050            103800
Wells Fargo & Co.           COM                 949746101     4445   100000 SH       DEFINED 01             100000
Worldcom Group              COM                 98157D106    27254  1812105 SH       SOLE                  1574593            237512
York Intl Corp New          COM                 986670107    38543  1345775 SH       SOLE                  1175950            169825